Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
Revenues derived from spot charters, net	$7,022	$13,711	$39,099
Revenues derived from time charters, net	14,689	11,630	19,245
Revenues, net	$21,711	$25,341	$58,344

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2020, 2021 and 2022, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2020	2021	2022
A	58%	27%	—
B	—	—	41%
C	16%	17%	27%
D	—	12%	—
Total	74%	56%	68%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2020, 2021 and 2022.

	December 31,
	2020	2021	2022
Cash and cash equivalents	$1,620	$6,180	$7,563
Restricted cash, current portion	—	944	376
Restricted cash, net of current portion	2,417	2,750	2,250
Total cash and cash equivalents and restricted cash	$4,037	$9,874	$10,189